      SUPPLEMENT DATED JULY 29, 2014 TO YOUR PROSPECTUS DATED MAY 1, 2014

THE FOLLOWING INFORMATION IS INSERTED IMMEDIATELY AFTER "I. INVESTMENT OPTIONS (STANDARD)" IN APPENDIX I -- THE FUNDS" IN YOUR PROSPECTUS:

II. INVESTMENT OPTIONS (PROPRIETARY)

THE FOLLOWING TABLE DESCRIBES ADDITIONAL INVESTMENT OPTIONS AVAILABLE TO HARTFORD LEADERS SOLUTION PLUS:

                                                      INVESTMENT                           INVESTMENT
FUNDING OPTION                                     OBJECTIVE SUMMARY                   ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
 BlackRock Global Opportunities V.I.    Seeks long-term growth of capital        BlackRock Advisors, LLC
  Fund - Class I
 BlackRock Large Cap Growth V.I. Fund   Seeks long-term capital growth           BlackRock Advisors, LLC
  - Class I

THE FOLLOWING TABLE DESCRIBES ADDITIONAL INVESTMENT OPTIONS AVAILABLE TO HARTFORD LEADERS ELITE PLUS:

                                                 INVESTMENT                          INVESTMENT
FUNDING OPTION                                OBJECTIVE SUMMARY                  ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
 Jennison 20/20 Focus Portfolio -   Seeks long-term growth of capital      Prudential Investments LLC
  Class II                                                                 Sub-advised by Jennison
                                                                           Associates LLC
 Jennison Portfolio - Class II      Seeks long-term growth of capital      Prudential Investments LLC
                                                                           Sub-advised by Jennison
                                                                           Associates LLC
 SP International Growth Portfolio  Seeks long-term growth of capital      Prudential Investments LLC
  - Class II                                                               Sub-advised by William Blair &
                                                                           Company LLC, Neuberger Berman
                                                                           Management, LLC and Jennison
                                                                           Associates LLC
 Value Portfolio - Class II         Seeks capital appreciation             Prudential Investments LLC
                                                                           Sub-advised by Jennison
                                                                           Associates LLC

HV-7586